STOCK-BASED COMPENSATION (Detail Textuals) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Stock-based employee compensation	$ 376,000	$ 224,000